Segment information, Revenues from external customers by product and by geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	$ 222,543	$ 182,607	$ 58,124
Metreleptin [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	141,242	106,872	25,088
Lomitapide [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	73,867	74,750	32,260
Mycapssa [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	6,407	0	0
Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	1,027	985	776
U.S. [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	109,524	97,885	25,560
U.S. [Member] | Metreleptin [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	70,216	60,568	14,944
U.S. [Member] | Lomitapide [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	32,901	37,317	10,616
U.S. [Member] | Mycapssa [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	6,407	0	0
U.S. [Member] | Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	0	0	0
EMEA [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	81,136	59,401	27,704
EMEA [Member] | Metreleptin [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	51,769	32,494	8,048
EMEA [Member] | Lomitapide [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	28,601	26,144	18,985
EMEA [Member] | Mycapssa [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	0	0	0
EMEA [Member] | Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	766	763	671
Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	31,883	25,321	4,860
Other [Member] | Metreleptin [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	19,257	13,810	2,096
Other [Member] | Lomitapide [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	12,365	11,289	2,659
Other [Member] | Mycapssa [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	0	0	0
Other [Member] | Other [Member]
Summary of Revenues from External Customers by Product and Geographic Region [Abstract]
Revenue	$ 261	$ 222	$ 105